Accounting policies - Levels 2 and 3 FV Liabilities (Details) $ in Millions, in Millions	Dec. 31, 2017 MXV ( )	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXV ( )	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Financial instruments
Financial liabilities		$ 1,191,900		$ 1,224,066
Fair value
Financial instruments
Financial liabilities |	371,469		417,975
Level 2 | Fair value
Financial instruments
Financial liabilities		370,491		417,809
Level 3 | Fair value
Financial instruments
Financial liabilities		358
Level 2 and 3 | Fair value
Financial instruments
Financial liabilities	370,849	370,849	417,809	417,809
Financial liabilities held for trading | Fair value
Financial instruments
Financial liabilities |	239,725		266,828
Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		238,747		266,662
Financial liabilities held for trading | Level 3 | Fair value
Financial instruments
Financial liabilities		358
Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities	239,105	239,105	266,662	266,662
Financial liabilities designated at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities |	120,653		136,860
Financial liabilities designated at fair value through profit or loss | Level 2 | Fair value
Financial instruments
Financial liabilities		120,653		136,860
Financial liabilities designated at fair value through profit or loss | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities	120,653	120,653	136,860	136,860
Hedging derivatives | Fair value
Financial instruments
Financial liabilities |	11,091		14,287
Hedging derivatives | Level 2 | Fair value
Financial instruments
Financial liabilities		11,091		14,287
Hedging derivatives | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities	11,091	11,091	14,287	14,287
Interest rate options | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		1,197		1,904
Interest rate options | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		1,197		1,904
Market index options | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		298		340
Market index options | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		298		340
Market index options, European options | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		163		69
Market index options, European options | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		163		69
Auto callable | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		129		264
Auto callable | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		129		264
Asian (Single underlying Quanto) | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		6		7
Asian (Single underlying Quanto) | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		6		7
Exchange rate options | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		2,397		573
Exchange rate options | Financial liabilities held for trading | Level 3 | Fair value
Financial instruments
Financial liabilities		198
Exchange rate options | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		2,595		573
American forwards | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		53		116
American forwards | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		53		116
Exchange rate options, European options | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		2,238		431
Exchange rate options, European options | Financial liabilities held for trading | Level 3 | Fair value
Financial instruments
Financial liabilities		198
Exchange rate options, European options | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		2,436		431
American Barrier and Touch options | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		47		9
American Barrier and Touch options | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		47		9
American options | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		59		17
American options | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		59		17
Swaps | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		161,389		196,485
Swaps | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		161,389		196,485
Swaps | Hedging derivatives | Level 2 | Fair value
Financial instruments
Financial liabilities		10,370		7,969
Swaps | Hedging derivatives | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		10,370		7,969
Index and securities futures | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		90		4
Index and securities futures | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		90		4
Interest rate futures | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities				28
Interest rate futures | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities				28
Exchange rate futures | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		4,933		6,190
Exchange rate futures | Financial liabilities held for trading | Level 3 | Fair value
Financial instruments
Financial liabilities		160
Exchange rate futures | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		5,093		6,190
Short positions | Financial liabilities held for trading | Level 2 | Fair value
Financial instruments
Financial liabilities		68,443		61,138
Short positions | Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		68,443		61,138
Deposits - Central banks | Financial liabilities designated at fair value through profit or loss | Level 2 | Fair value
Financial instruments
Financial liabilities		22,417		15,479
Deposits - Central banks | Financial liabilities designated at fair value through profit or loss | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		22,417		15,479
Deposits - Customers
Financial instruments
Financial liabilities		690,566		655,896
Deposits - Credit institutions | Financial liabilities designated at fair value through profit or loss | Level 2 | Fair value
Financial instruments
Financial liabilities		5,942		25,155
Deposits - Credit institutions | Financial liabilities designated at fair value through profit or loss | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		5,942		25,155
Customer deposits - Repurchase agreements | Financial liabilities designated at fair value through profit or loss | Level 2 | Fair value
Financial instruments
Financial liabilities		81,790		83,891
Customer deposits - Repurchase agreements | Financial liabilities designated at fair value through profit or loss | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		81,790		83,891
Marketable debt securities
Financial instruments
Financial liabilities		96,296		90,003
Marketable debt securities | Financial liabilities designated at fair value through profit or loss
Financial instruments
Financial liabilities		10,504		12,335	$ 12,623
Marketable debt securities | Financial liabilities designated at fair value through profit or loss | Level 2 | Fair value
Financial instruments
Financial liabilities		10,504		12,335
Marketable debt securities | Financial liabilities designated at fair value through profit or loss | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		10,504		12,335
Exchange rate forwards | Hedging derivatives | Level 2 | Fair value
Financial instruments
Financial liabilities		721		6,318
Exchange rate forwards | Hedging derivatives | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities		$ 721		$ 6,318